SUPPLEMENT DATED JUNE 18, 2004
                              TO THE PROSPECTUS OF

                        VALUEMARK(R) IV VARIABLE ANNUITY
                    VALUEMARK(R) INCOME PLUS VARIABLE ANNUITY
                     USALLIANZ ALTERITY(R) VARIABLE ANNUITY
                      USALLIANZ REWARDS(R) VARIABLE ANNUITY
                    USALLIANZ CHARTER(TM) II VARIABLE ANNUITY
                              DATED APRIL 30, 2004

                    USALLIANZ HIGH FIVE(TM) VARIABLE ANNUITY
                 USALLIANZ HIGH FIVE(TM) BONUS VARIABLE ANNUITY
                DATED APRIL 30, 2004 AS SUPPLEMENTED MAY 14, 2004


                                    ISSUED BY
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                         ALLIANZ LIFE VARIABLE ACCOUNT B

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.


EFFECTIVE JULY 1, 2004, THE FREE LOOK PROVISION IN THE PURCHASE SECTION OF THE PROSPECTUS IS REPLACED WITH THE FOLLOWING:

     If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive your Contract Value as of the day we receive your request. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within ten days after receiving it (or the period required in your state). If that is the case, we reserve the right to allocate your initial Purchase Payment to the USAZ Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Choices as you have selected on your application except in California for owners age 60 or older. For Contract Owners in California, age 60 or older, we will direct your money to the USAZ Money Market Fund during the free look period unless you specify otherwise on the appropriate form you will receive with your Contract. The free look provision under the Contract is also called the right to examine.


                                                                   PRO-003-0404